Average Annual Total Returns - FidelitySAIUSLargeCapIndexFund-PRO - FidelitySAIUSLargeCapIndexFund-PRO - Fidelity SAI U.S. Large Cap Index Fund	Sep. 29, 2023
Fidelity SAI U.S. Large Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.13%)
Past 5 years	9.40%
Since Inception	12.74%
Fidelity SAI U.S. Large Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.06%)
Past 5 years	7.92%
Since Inception	11.54%
Fidelity SAI U.S. Large Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.26%)
Past 5 years	7.43%
Since Inception	10.36%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	12.77%	[1]

[1]	AFrom February 2, 2016.